STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Total investments, at fair value	$ 166,268	$ 157,830
Receivables:
Participant contributions	43	52
Employer contributions	47	0
Notes receivable from participants	373	298
Total receivables	463	350
NET ASSETS AVAILABLE FOR BENEFITS	166,731	158,180
Mutual funds
ASSETS
Total investments, at fair value	10,411	33,836
Common/collective trust funds
ASSETS
Total investments, at fair value	138,369	101,789
EBP, Employer, Common Stock
ASSETS
Total investments, at fair value	$ 17,488	$ 22,205